Capital Stock - Additional Information (Detail)	Mar. 31, 2016 $ / shares shares	Jan. 08, 2016 $ / shares shares	Dec. 31, 2015 Vote $ / shares shares	Dec. 31, 2014 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized | shares	100,000,000		100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001
Number of votes per share | Vote			1
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares authorized | shares	40,000		40,000	40,000
Convertible preferred stock, shares issued | shares	8,335	10,000	4,555	0
Convertible preferred stock, stated value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, stated value (in dollars per share) | $ / shares	$ 1,000	$ 1,000	$ 1,000